Share Capital - Summary of Changes in Stock Option (Details)	9 Months Ended	12 Months Ended
	Jan. 31, 2025 shares $ / shares	Apr. 30, 2024 shares $ / shares	Apr. 30, 2023 shares $ / shares
Disclosure of classes of share capital [abstract]
Number of options, Outstanding, Beginning balance | shares	1,521,367	1,891,128
Number of options, Granted | shares	799,767	300,000
Number of option, Expired | shares	(26,581)	(564,195)
Number of options, Forfeited | shares	(181,971)	(105,566)
Number of options, Outstanding | shares	2,112,582	1,521,367	1,891,128
Number of options, Unvested | shares	(723,417)
Number of options, Exercisable | shares	1,389,165
Weighted average exercise price outstanding, Beginning balance | $ / shares	$ 5.9	$ 7.4
Weighted average exercise price, Granted | $ / shares	1.24	1.25
Weighted average exercise price, Expired | $ / shares	14.1	7.15
Weighted average exercise price, Forfeited | $ / shares	1	4.15
Weighted average exercise price outstanding, Ending balance | $ / shares	5.41	$ 5.9	$ 7.4
Weighted average exercise price, Unvested | $ / shares	1.39
Weighted average exercise price, Exercisable | $ / shares	$ 7.5
Weighted average life remaining (years)	4 years 9 months 14 days	4 years 3 months 10 days	3 years 4 months 20 days
Weighted average life remaining (years), Unvested	8 years 10 months 17 days
Weighted average life remaining (years), Exercisable	2 years 7 months 28 days